Movity, Inc. Acquisition	12 Months Ended
Dec. 31, 2012
Movity, Inc. Acquisition
5.	Movity, Inc. Acquisition

On December 10, 2010, the Company entered into an Agreement of Plan of Merger (“Movity Agreement”) to acquire Movity, Inc. (“Movity”), a privately held geographic data company which was founded in January 2010. The acquisition, which closed on December 10, 2010, allowed the Company to enhance its workforce.

Upon closing of the acquisition, all of the outstanding shares of Movity, including the shares of common stock that were issued by Movity upon closing of the acquisition as a result of the automatic conversion of its convertible promissory note into common stock, were converted into the right to receive a fraction of a share of the Company’s common stock. The Company accounted for the Movity acquisition as a purchase of a business. The Company expensed the related acquisition costs, consisting primarily of legal expenses in the amount of $155,000, during the year ended December 31, 2010. These legal expenses were presented as general and administrative expense in the statement of operations for the year ended December 31, 2010. The total purchase consideration of $2.2 million consisted of issuance of 542,689 shares of the Company’s common stock with fair value of $4.0866 per share. Under the terms of the Movity Agreement, the Company is entitled to withhold 125,461 shares of the total purchase consideration as partial security for indemnification of obligations of Movity’s stockholders. The shares withheld were and will be released as follows: (i) 75% of the shares will be released on the 18-month anniversary of the acquisition date, and (ii) the remaining shares will be released on April 15, 2014. Upon completion of the acquisition, the operations were absorbed by the Company, and Movity ceased to exist as a separate entity. During the year ended December 31, 2012, 3,343 shares were returned from escrow as indemnification from Movity’s stockholders. In addition, the Company also released 75% of the remaining shares, or 91,594 shares, in accordance with the Movity Agreement. As of December 31, 2012, the Company had no claims subject to indemnification by Movity’s stockholders.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash	$904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155

Total purchase consideration	$2,218

The excess of the consideration transferred over the fair value assigned to the assets acquired and liabilities assumed was $2.2 million, which represents the goodwill resulting from the acquisition. Goodwill is attributable to technological expertise associated with the acquired assembled workforce. None of the goodwill is expected to be deductible for income tax purposes. The Company tests goodwill for impairment on an annual basis on December 1, or sooner if deemed necessary. As of December 31, 2012 and 2011, there was no impairment of goodwill.

Unaudited Pro Forma Combined Information

Supplemental information on an unaudited pro forma basis is presented below for the year ended December 31, 2010 (in thousands):

Pro forma revenue	$19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	(5,647)

The Company did not present comparative information for the year ended December 31, 2009 above as Movity was founded in January 2010. The unaudited pro forma combined financial information includes the results of the Company and Movity as if the acquisition of Movity had occurred as of January 1, 2010. The pro forma information presented does not purport to present what the actual results would have been had the acquisition actually occurred on January 1, 2010, nor is the information intended to project results for any future period. Further, the unaudited pro forma information excludes any benefits that may result from the acquisition due to synergies that were derived from the elimination of duplicative costs. From the acquisition date through December 31, 2010, the Company recognized an immaterial loss from the Movity acquisition in the accompanying statements of operations.